INCOME TAXES (Details - Income tax rate) - Income Tax Jurisdiction, Domestic Federal [Member]	3 Months Ended
Mar. 31, 2026 USD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Tax benefit at 21% (statutory rate), Amount	$ (3,952,229)
Tax benefit at 21% (statutory rate), Percentage	(21.00%)
State taxes, net of federal benefit, Amount	$ 0
State taxes, net of federal benefit, Percentage	0.00%
Foreign rate differential, Amount	$ 0
Foreign rate differential, Percentage	0.00%
Valuation allowance, Amount	$ 3,952,229
Valuation allowance, Percentage	21.00%
Other, Amount	$ 0
Other, Percentage	0.00%
Total income tax expense, Amount	$ 0
Total income tax expense, Percentage	0.00%